Dividend Restrictions - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Financial Information (Textual) [Abstract]
State of Ohio insurance laws description	The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders' surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.	The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders' surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.
Dividend distributions made for the period	12 months	12 months
Statutory basis policyholders surplus	10.00%	10.00%
Statutory capital and surplus		$ 3,600,000,000
Statutory net income		262,000,000
Cash dividend paid	0	0	40,000,000	0
NLIC paid dividend	$ 355,000,000	$ 355,000,000